Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Capitol Investment Corp. V (the “Company”) was originally incorporated in the Cayman Islands on May 1, 2017 as a blank check company. In May 2019, the Company was redomesticated from the Cayman Islands to the state of Delaware. The Company’s objective is to acquire, through a merger, stock exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination, one or more businesses or entities (a “Business Combination”).
As of March 31, 2021, the Company had not commenced any operations. All activity through March 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statement for the Company’s Initial Public Offering was declared effective on December 1, 2020. On December 4, 2020, the Company consummated the Initial Public Offering of 34,500,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 4,500,000 Units, at $10.00 per Unit, generating gross proceeds of $345,000,000, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement of 5,833,333 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Capitol Acquisition Management V LLC, which is controlled by Mark D. Ein, the Company’s Chief Executive officer and chairman of the board of directors, and Capitol Acquisition Founder V LLC, which is controlled by L. Dyson Dryden, the President and Chief Financial Officer and a member of the board of directors (the “Sponsors”), and the independent directors, generating gross proceeds of $8,750,000, which is described in Note 4.
Transaction costs amounted to $19,469,085, consisting of $6,900,000 of underwriting fees, $12,075,000 of deferred underwriting fees and $494,085 of other offering costs. Of the $19,469,085 of transaction costs, $873,424 were allocable to warrant liabilities and expensed.
Following the closing of the Initial Public Offering on December 4, 2020, an amount of $345,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), and may be invested only in U.S. “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act until the earlier of (i) the consummation of the Company’s first Business Combination and (ii) the Company’s failure to consummate a Business Combination within the prescribed time.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully.
Placing funds in the Trust Account may not protect those funds from third-party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Sponsors have agreed that they will be liable jointly and severally to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, there can be no assurance that they will be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. In addition, interest income on the funds held in the Trust Account can be released to the Company to pay the Company’s tax obligations.
In connection with any proposed initial Business Combination, the Company will either (1) seek stockholder approval of such initial Business Combination at a meeting called for such purpose or (2) provide stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote), in each case where stockholders may seek to convert their Public Shares into their pro rata share of the aggregate amount then on deposit in the Trust Account, less any taxes then due but not yet paid. If the Company determines to engage in a tender offer, such tender offer will be structured so that each stockholder may tender any or all of his, her or its Public Shares rather than some pro rata portion of his, her or its shares. In that case, the Company will file tender offer documents with the U.S. Securities and Exchange Commission (the “SEC”) which will contain substantially the same financial and other information about the initial Business Combination as is required under the SEC’s proxy rules. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or will allow stockholders to sell their shares to it in a tender offer will be made by the Company based on a variety of factors such as the timing of the transaction or whether the terms of the transaction would otherwise require it to seek stockholder approval. Notwithstanding the foregoing, if the Company seeks stockholder approval of an initial Business Combination, a public stockholder, together with any affiliate of his or any other person with whom he is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended) will be restricted from seeking redemption rights with respect to 20% or more of the Public Shares without the Company’s prior written consent. The Company will proceed with a Business Combination only if it has net tangible assets of at least $5,000,001 immediately prior to or upon consummation of the Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding common stock of the Company voted are voted in favor of the Business Combination. In connection with any stockholder vote required to approve any Business Combination, the Sponsors and any other initial stockholders of the Company (collectively, the “Initial Stockholders”) will agree (i) to vote any of their respective shares in favor of the initial Business Combination and (ii) not to convert any of their respective shares (or sell their shares to the Company in any related tender offer). Holders of warrants sold as part of the Units will not be entitled to vote on the proposed Business Combination and will have no conversion or liquidation rights with respect to their common stock underlying such warrants.
The Company’s certificate of incorporation was amended prior to the Initial Public Offering to provide that the Company will continue in existence only until December 4, 2022 or during any extended time that the Company has to consummate a Business Combination beyond December 4, 2022 as a result of a stockholder vote to amend its amended and restated certificate of incorporation. If the Company has not completed a Business Combination by such date, the Company will (i) cease all operations except for the purpose of winding down, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any interest not previously released to the Company but net of taxes payable and up to $100,000 of interest to pay dissolution expenses, divided by the number of then-outstanding Public Shares, which redemption will completely extinguish the rights of public stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Stockholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Fund not previously released to the Company net of taxes payable).
On March 2, 2021, Capitol announced that it entered into a definitive merger agreement for its initial business combination with Doma Holdings, Inc., or Doma, a leading force for disruptive change in the residential real estate industry. Doma uses machine intelligence to replace large portions of the antiquated residential real estate closing process with instant technology solutions. Doma’s machine intelligence algorithms are being trained and optimized on 30 years of historical anonymized closing transaction data, allowing Doma to make underwriting decisions in less than a minute and significantly reduce the time, effort and cost of the entire process. In connection with the transaction, Capitol entered into various subscription agreements with certain third-party investors (the “PIPE Investors”) pursuant to which the PIPE Investors have committed to make private investments in public equity in the form of Class A common stock in the aggregate amount of $300 million, for which the PIPE Investors will receive an aggregate of 30 million shares of common stock in the combined company. It is expected that Mark D. Ein will join the combined company’s board of directors upon completion of the transaction.
Liquidity
As of March 31, 2021, the Company had $86,962 in its operating bank accounts, $345,006,438 in marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem stock in connection therewith, and working capital of $174,217, which excludes franchise and income taxes payable of $50,000, as such amounts may be paid from interest earned on the Trust Account. For the quarter ended March 31, 2021, interest income which is available to pay the Company’s tax obligations amounted to approximately $45,160. Through March 31, 2021, the Company had withdrawn approximately $51,700 from the Trust Account to pay franchise taxes.
In February 2021, the Sponsors and the independent directors collectively committed to provide the Company an aggregate of $970,000 in loans. In May 2021, the Sponsors and the independent directors collectively committed to provide the Company an additional $756,000 in loans. The loans, if issued, as well as any future loans that may be made by the Company’s officers and directors (or their affiliates), will be evidenced by notes and would either be repaid upon the consummation of a Business Combination or up to $2,000,000 of the notes may be converted into warrants at a price of $1.50 per warrant at the option of the lender. As of March 31, 2021, the Company had an outstanding balance of $400,000 under such promissory notes. On April 20, 2021, the Company issued an additional $300,000 under such promissory notes. None of the notes had been converted to warrants.
The Company may raise additional capital through loans or additional investments from the Sponsors or its stockholders, officers, directors, or third parties. The Company’s officers and directors and the Sponsors may, but are not obligated to (except as described above), loan the Company funds, from time to time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs.
Based on the foregoing, the Company believes it will have sufficient cash to meet its needs through the earlier of consummation of a Business Combination or May 17, 2022.
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Capitol Investment Corp. V (the “Company”) was originally incorporated in the Cayman Islands on May 1, 2017 as a blank check company. In May 2019, the Company was redomesticated from the Cayman Islands to the state of Delaware. The Company’s objective is to acquire, through a merger, stock exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination, one or more businesses or entities (a “Business Combination”).
As of December 31, 2020, the Company had not commenced any operations. All activity through December 31, 2020 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statement for the Company’s Initial Public Offering was declared effective on December 1, 2020. On December 4, 2020, the Company consummated the Initial Public Offering of 34,500,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 4,500,000 Units, at $10.00 per Unit, generating gross proceeds of $345,000,000, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,833,333 warrants (each, a “Founders’ Warrant” and, collectively, the “Founders’ Warrants”) at a price of $1.50 per Founders’ Warrant in a private placement to Capitol Acquisition Management V LLC, which is controlled by Mark D. Ein, the Company’s Chief Executive officer and chairman of the board of directors, and Capitol Acquisition Founder V LLC, which is controlled by L. Dyson Dryden, the President and Chief Financial Officer and a member of the board of directors (the “Sponsors”), and the independent directors, generating gross proceeds of $8,750,000, which is described in Note 4.
Transaction costs amounted to $19,469,085, consisting of $6,900,000 of underwriting fees, $12,075,000 of deferred underwriting fees and $494,085 of other offering costs.
Following the closing of the Initial Public Offering on December 4, 2020, an amount of $345,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Founders’ Warrants was placed in a trust account (the “Trust Account”), and may be invested only in U.S. “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act until the earlier of (i) the consummation of the Company’s first Business Combination and (ii) the Company’s failure to consummate a Business Combination within the prescribed time.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Founders’ Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully.
Placing funds in the Trust Account may not protect those funds from third-party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Sponsors have agreed that they will be liable jointly and severally to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, there can be no assurance that they will be able to satisfy those obligations should they arise The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. In addition, interest income on the funds held in the Trust Account can be released to the Company to pay the Company’s tax obligations.
In connection with any proposed initial Business Combination, the Company will either (1) seek stockholder approval of such initial Business Combination at a meeting called for such purpose or (2) provide stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote), in each case where stockholders may seek to convert their Public Shares into their pro rata share of the aggregate amount then on deposit in the Trust Account, less any taxes then due but not yet paid. If the Company determines to engage in a tender offer, such tender offer will be structured so that each stockholder may tender any or all of his, her or its Public Shares rather than some pro rata portion of his, her or its shares. In that case, the Company will file tender offer documents with the U.S. Securities and Exchange Commission (the “SEC”) which will contain substantially the same financial and other information about the initial Business Combination as is required under the SEC’s proxy rules. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or will allow stockholders to sell their shares to it in a tender offer will be made by the Company based on a variety of factors such as the timing of the transaction or whether the terms of the transaction would otherwise require it to seek stockholder approval. Notwithstanding the foregoing, if the Company seeks stockholder approval of an initial Business Combination, a public stockholder, together with any affiliate of his or any other person with whom he is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended) will be restricted from seeking redemption rights with respect to 20% or more of the Public Shares without the Company’s prior written consent. The Company will proceed with a Business Combination only if it has net tangible assets of at least $5,000,001 immediately prior to or upon consummation of the Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding common stock of the Company voted are voted in favor of the Business Combination. In connection with any stockholder vote required to approve any Business Combination, the Sponsors and any other initial stockholders of the Company (collectively, the “Initial Stockholders”) will agree (i) to vote any of their respective shares in favor of the initial Business Combination and (ii) not to convert any of their respective shares (or sell their shares to the Company in any related tender offer). Holders of warrants sold as part of the Units will not be entitled to vote on the proposed Business Combination and will have no conversion or liquidation rights with respect to their common stock underlying such warrants.
The Company’s certificate of incorporation was amended prior to the Initial Public Offering to provide that the Company will continue in existence only until December 4, 2022 or during any extended time that the Company has to consummate a Business Combination beyond December 4, 2022 as a result of a stockholder vote to amend its amended and restated certificate of incorporation. If the Company has not completed a Business Combination by such date, the Company will (i) cease all operations except for the purpose of winding down, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any interest not previously released to the Company but net of taxes payable and up to $100,000 of interest to pay dissolution expenses, divided by the number of then-outstanding Public Shares, which redemption will completely extinguish the rights of public stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Stockholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Fund not previously released to the Company net of taxes payable).
Liquidity
As of December 31, 2020, the Company had $632,387 in its operating bank accounts, $345,012,580 in marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem stock in connection therewith, and working capital of $1,230,730, which excludes franchise and income taxes payable of $18,454, as such amounts may be paid from interest earned on the Trust Account. As of December 31, 2020, approximately $12,600 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations. Through December 31, 2020, the Company had not withdrawn any amounts from the Trust Account to pay any tax obligations.
In February 2021, the Sponsors and the independent directors collectively committed to provide the Company an aggregate of $970,000 in loans. The loans, if issued, as well as any future loans that may be made by the Company’s officers and directors (or their affiliates), will be evidenced by notes and would either be repaid upon the consummation of a Business Combination or up to $2,000,000 of the notes may be converted into warrants at a price of $1.50 per warrant at the option of the lender.
The Company may raise additional capital through loans or additional investments from the Sponsors or its stockholders, officers, directors, or third parties. The Company’s officers and directors and the Sponsors may, but are not obligated to (except as described above), loan the Company funds, from time to time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs.
Based on the foregoing, the Company believes it will have sufficient cash to meet its needs through the earlier of consummation of a Business Combination or March 1, 2022.
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.